Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2018

A.	DATES	Begin	End	# days

1	Payment Date		11/15/2018
2	Collection Period	10/1/2018	10/31/2018	31
3	Monthly Interest Period-Actual	10/15/2018	11/14/2018	31
4	Monthly Interest - Scheduled	10/15/2018	11/14/2018	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	117,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	213,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	213,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	305,000,000.00	144,327,179.44	-	-	43,956,081.85	100,371,097.59	0.3290856
9	Class A-4 Notes	93,282,000.00	93,282,000.00	-	-	-	93,282,000.00	1.0000000
10	Total Class A Notes	941,282,000.00	237,609,179.44	-	-	43,956,081.85	193,653,097.59
11	Class B Notes	45,445,000.00	45,445,000.00	-	-	-	45,445,000.00	1.0000000

12	Total Notes	$986,727,000.00	283,054,179.44	$0.00	$0.00	$43,956,081.85	239,098,097.59

	Overcollateralization
13	Exchange Note	113,612,876.07	43,813,575.53				39,417,967.34
14	Series 2016-A Notes	35,788,884.61	111,268,000.30				115,663,608.49

15	Total Overcollateralization	149,401,760.68	155,081,575.83				155,081,575.83
16	Total Target Overcollateralization	$166,442,863.44	155,081,575.83				155,081,575.83

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.63000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.20000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	2.27950%	2.68950%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.45000%	174,395.34	0.5717880	43,956,081.85	144.1183011	0.00
21	Class A-4 Notes		1.61000%	125,153.35	1.3416667	0.00	0.0000000	0.00
22	Total Class A Notes			299,548.69	0.3182348	43,956,081.85	46.6981009	0.00
23	Class B Notes		1.85000%	70,061.04	1.5416666	0.00	0.0000000	0.00

24	Totals			369,609.73	0.3745816	43,956,081.85	44.5473589	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	1,022,515,884.61	394,322,179.74	354,761,706.08

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	1,136,128,760.68	394,179,673.42
28	Aggregate Base Residual Value (Not Discounted)	783,208,533.21	364,428,929.58

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	2,332	9,319,146.01
30	Turn-in Ratio on Scheduled Terminations			64.79%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	25,037	438,135,755.27
32	Depreciation/Payments		(5,360,666.34)
33	Gross Credit Losses	(88)	(1,549,391.16)
34	Early Terminations — Regular	(1)	(13,912.11)
35	Scheduled Terminations — Returned	(1,758)	(25,222,951.11)
36	Payoff Units & Lease Reversals	(589)	(11,809,161.13)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	22,601	394,179,673.42

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2018

C.	SERVICING FEE

39	Servicing Fee Due	365,113.13

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(31,081.91)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	5,680,643.80
43	Beginning Reserve Account Balance	5,680,643.80
44	Ending Reserve Account Balance	5,680,643.80

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	20,218	98.54%	358,040,281.91
46	31 - 60 Days Delinquent	238	1.16%	4,275,593.41
47	61 - 90 Days Delinquent	51	0.25%	949,484.19
48	91 -120 Days Delinquent	10	0.05%	175,515.69
49	121+ Days Delinquent	-	0.00%	-

50	Total	20,517	100.00%	363,440,875.20

51	Total 61+ Delinquent as % End of Period Securitization Value				0.29%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				1.60%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,759	25,236,863.22
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(26,762,817.83)
56	Less: Excess Wear and Tear Received in Current Period		(216,181.15)
57	Less: Excess Mileage Received in Current Period		(203,636.09)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,945,771.85)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-5.33%
60	Prior Period Net Residual Losses/(Gains) Ratio		-4.36%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-4.75%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-3.53%
63	Four Month Average		-4.49%

64	Beginning Cumulative Net Residual Losses		(4,582,323.22)
65	Current Period Net Residual Losses		(1,945,771.85)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(6,528,095.07)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.57%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	88	1,549,391.16
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,213,378.65)

70	Current Period Net Credit Losses/(Gains)		336,012.51

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.92%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.27%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.44%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.49%
75	Four Month Average		0.53%

76	Beginning Cumulative Net Credit Losses		9,263,133.54
77	Current Period Net Credit Losses		336,012.51

78	Ending Cumulative Net Credit Losses		9,599,146.05

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.84%

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	7,753,895.24
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	27,166,162.80
82	Liquidation Proceeds, Recoveries & Expenses	950,984.05
83	Insurance Proceeds	262,394.60
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	16,472.27
85	Payoff Payments	13,159,592.17
86	All Other Payments Received	-

87	Collected Amounts	49,309,501.13

88	Investment Earnings on Collection Account	76,755.39

89	Total Collected Amounts - Available for Distribution	49,386,256.52

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	365,113.13
91	Interest on the Exchange Note - to the Trust Collection Account	607,913.36
92	Principal on the Exchange Note - to the Trust Collection Account	39,560,473.66
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,042,309.28
94	Remaining Funds Payable to Trust Collection Account	3,810,447.09

95	Total Distributions	49,386,256.52

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	49,021,143.39

97	Investment Earnings on Reserve Account	10,138.87

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	49,031,282.26

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	18,255.66
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	299,548.69
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	70,061.04
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	43,956,081.85
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	4,687,335.02

110	Total Distributions	49,031,282.26